Schedule of Components of Lease Expense (Details) - USD ($)			9 Months Ended		12 Months Ended
	Aug. 01, 2023	Jan. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset					$ 224,388	$ 213,415
Lease liability expense in connection with obligation repayment					21,389	32,362
Operating cash outflows from operating lease (obligation payment)		$ 21,773			251,403	246,538
Right-of-use asset obtained in exchange for new operating lease liability						735,197
Total operating lease costs					245,777	245,777
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset			$ 175,956	$ 167,181
Lease liability expense in connection with obligation repayment			8,377	17,152
Total operating lease costs			184,333	184,333
Operating cash outflows from operating lease (obligation payment)			188,400	184,756
Right-of-use asset obtained in exchange for new operating lease liability
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset			55,791
Lease liability expense in connection with obligation repayment			9,677
Total operating lease costs			65,468
Operating cash outflows from operating lease (obligation payment)	$ 6,955		63,012
Right-of-use asset obtained in exchange for new operating lease liability
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of right-of-use operating lease asset					30,160
Lease liability expense in connection with obligation repayment					6,212
Total operating lease costs					36,372
Operating cash outflows from operating lease (obligation payment)					34,775
Right-of-use asset obtained in exchange for new operating lease liability					$ 316,557